DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
Net fair values of derivative financial instruments
The net fair values of derivative financial instruments at December 31, 2019 and 2018 were as follows:

	As of December 31,
	2019	2018

Contracts with positive fair value
Interest rate swap contracts	—	818
Foreign exchange contracts	1,196	770

	1,196	1,588

Contracts with negative fair value
Interest rate swap contracts	(17)	—
Foreign exchange contracts	(3,007)	(12,981)

	(3,024)	(12,981)

22.	DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Derivative financial instruments breakdown is as follows:
(a) Interest rate contracts
Fluctuations in market interest rates create a degree of risk by affecting the amount of the Company’s interest payments and the value of its floating-rate debt. As of December 31, 2019, most of the Company’s long-term borrowings were at variable rates.
During 2012 and 2013, Tenigal entered into several forward starting interest rate swap agreements in order to fix the interest rate to be paid over an aggregate amount of $100 million, at an average rate of 1.92%. These agreements are effective from July 2014, will due on July 2022 and have been accounted for as cash flow hedges. As of December 31, 2019, the after-tax cash flow hedge reserve related to these agreements amounted to $(0.1) million.

Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2017	810	(129)	681

(Decrease) / Increase	(14)	(108)	(122)
Reclassification to income statement	(117)	35	(82)

At December 31, 2018	679	(202)	477

(Decrease) / Increase	(475)	142	(333)
Reclassification to income statement	(276)	83	(193)

At December 31, 2019	(72)	23	(49)

The gross amount of the pre-tax reserve recorded in other comprehensive income at December 31, 2019 (amounting to a loss of $0.1 million) is expected to be reclassified to the income statements in accordance to the payments of interests in connection with the borrowings hedged by these derivative contracts, during 2020 and up to the end of the life of the borrowing in 2022.
(b) Foreign exchange contracts
From time to time, Ternium’s subsidiaries enter into derivative agreements to manage their exposure to currencies other than the $, in accordance with the Company’s policy for derivative instruments.
During 2019, Ternium Argentina entered into several non-deliverable forward agreements in order to manage the exchange rate exposure generated by Argentine peso-denominated financial assets and liabilities.
Furthermore, during 2019, 2018 and 2017, Ternium Colombia S.A.S. has entered into non-deliverable forward agreements to manage the exposure of certain actual and future trade receivables denominated in its local currency. As of December 31, 2019, the notional amounts on these agreements amounted to $70.2 million.
During 2018 and 2017, Ternium Mexico entered into a forward agreement in order to manage the exchange rate exposure generated by future payables in EUR related to the investment plan. As of December 31, 2019, the notional amount on this agreement amounted to $146.5 million.
During 2019 and 2018, Ternium Investments S.à.r.l., entered into a several forward agreements in order to manage the exchange rate exposure generated by the consolidated financial position in EUR, including future payables in EUR related to the investment plan of Ternium del Atlántico and future receivables in EUR related to sales of Ternium Internacional España, among others. As of December 31,2019, the notional amount on these agreements amounted to $10.9 million.

22.	DERIVATIVE FINANCIAL INSTRUMENTS (continued)

The net fair values of the exchange rate derivative contracts as of December 31, 2019 and December 31, 2018 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2019	2018

EUR/$	ND Forward - Buy EUR	140.8 million EUR	1,196	(12,954)
COP/$	ND Forward - Sell COP	241.9 billion COP	(3,007)	109
BRL/$	ND Forward - Buy BRL	34.5 million BRL	—	(493)
EUR/$	ND Forward - Sell EUR	1.9 million EUR	—	(27)
BRL/$	ND Forward - Sell BRL	32.0 million BRL	—	1,154

			(1,811)	(12,211)
COP: Colombian pesos; EUR: E.U. euros; $: U.S. dollars; BRL: Brazilian reais.